2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Renminbi
Exchange rate at year end	663.12%	311.36%	649.36%
Hong Kong dollars
Exchange rate at year end	775.88%	775.44%	775.10%
Average exchange rates for year | Renminbi
Exchange rate at year end	652.64%	612.94%	622.45%
Average exchange rates for year | Hong Kong dollars
Exchange rate at year end	776.69%	775.44%	775.21%